Financial instruments - Fair values and risk management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and risk management
Maximum credit risk exposure	R$ 872,092	R$ 1,054,064
Hedge financial instruments - SWAP
Financial instruments and risk management
Maximum credit risk exposure	9,620	11,194
Cash and cash equivalents
Financial instruments and risk management
Maximum credit risk exposure	211,638	185,727
Financial investments
Financial instruments and risk management
Maximum credit risk exposure	3,164	96,299
Trade receivables
Financial instruments and risk management
Maximum credit risk exposure	471,951	501,671
Contract assets
Financial instruments and risk management
Maximum credit risk exposure	147,620	217,250
Other receivables (current and non-current)
Financial instruments and risk management
Maximum credit risk exposure	R$ 28,099	R$ 41,923